GENERAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Jan. 31, 2018	Dec. 31, 2016
Related Party Transaction [Line Items]
Ownership percentage	100.00%
Loss from sale of subsidiary	$ 0	$ 0	$ (115)
Accumulated deficit	48,277	73,351
Cash and Cash Equivalents, at Carrying Value	$ 78,746	$ 36,289	$ 13,754
Cacs [Member]
Related Party Transaction [Line Items]
Ownership percentage							80.00%
Percentage on ownership acquired				100.00%
Decrease of additional paid in capital				$ 254
Proceeds from noncontrolling interests				1,500
Loss from sale of subsidiary				$ 159
Rada Sensors Inc [Member]
Related Party Transaction [Line Items]
Ownership percentage			100.00%			75.00%
Rada Technologies Llc [Member]
Related Party Transaction [Line Items]
Ownership percentage					25.00%
Rada Innovations Llc [Member]
Related Party Transaction [Line Items]
Ownership percentage		100.00%